Provision for Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2023
Provision for Employee Benefits [Abstract]
Schedule of Annual Voluntary Resignation	Annual Voluntary Resignation: Age related rates as follows.
Age Group (Years)	Annual Voluntarily Resignation Rate of Direct Cost Staff	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	17%	24%
31-40	8%	16%
41-50	6%	13%
Above 50	0%	0%
Annual Voluntary Resignation: Age related rates as follows.
Age Group (Years)	Annual Voluntarily Resignation Rate of Indirect Cost Staff
Below 31	24%
31-40	16%
41-50	13%
Above 50	0%

Schedule of Movement in the Present Value of Plan A’s Defined Benefit Obligation	Movement in the present value of Plan A’s retired benefit obligation:
	As of December 31,
	2023	2022
Defined benefit obligations at January 1,	$4,827,800	$5,827,355
Transfer to R&I	-	(19,304)
Benefits paid during the year	(578,457)	(922,305)
Current service costs	442,700	459,975
Interest	121,651	110,483
Past service cost and gain on settlement	37,677	155,697
Actuarial gain (loss)	3,431	(559,544)
Exchange differences	55,265	(224,557)
Defined benefit obligations at December 31,	$4,910,067	$4,827,800
Movement in the present value of Plan B’s retired benefit obligation:
	As of December 31,
	2023	2022
Defined benefit obligations at January 1,	$21,814	$-
Transfer from GF Cash (CIT)	-	19,304
Benefits paid during the year	(2,884)	-
Current service costs	4,876	1,971
Interest	607	285
Past service cost and loss on settlement	2,491	-
Actuarial loss	(1,298)	-
Exchange differences	309	254
Defined benefit obligations at December 31,	$25,915	$21,814

Schedule of Significant Actuarial Assumption	The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,526,095	$(383,972)	-7.82	-1	$5,354,805	$444,737	9.06
Salary Increase Rate	1	5,197,550	287,483	5.86	-1	4,658,682	(251,385)	-5.12
Turnover Rate	1	4,749,274	(160,793)	-3.27	-1	4,961,641	51,574	1.05
Life Expectancy	+1 Year	4,920,291	10,224	0.21	-1 Year	4,899,921	(10,146)	-0.21
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$4,500,166	$(327,634)	-6.79	-1	$5,201,435	$373,635	7.74
Salary Increase Rate	1	5,064,621	236,821	4.91	-1	4,617,667	(210,133)	-4.35
Turnover Rate	1	4,683,817	(143,983)	-2.98	-1	4,871,730	43,930	0.91
Life Expectancy	+1 Year	4,837,009	9,207	0.19	-1 Year	4,818,657	(9,143)	-0.19

Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$5,406,718	$(412,414)	-7.09	-1	$6,291,799	$472,667	8.12
Salary Increase Rate	1	6,141,412	322,280	5.54	-1	5,534,865	(284,267)	-4.89
Turnover Rate	1	5,596,605	(222,526)	-3.82	-1	5,905,978	86,846	1.49
Life Expectancy	+1 Year	5,832,121	12,989	0.22	-1 Year	5,806,228	(12,904)	-0.22
The following table presents the sensitivity analysis for each significant actuarial assumption with a variation of 1.0% in the assumptions as of the end of the reporting period:
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$23,156	$(2,760)	-10.65	-1	$29,123	$3,208	12.38
Salary Increase Rate	1	28,622	2,707	10.45	-1	23,565	(2,351)	-9.07
Turnover Rate	1	24,032	(1,883)	-7.27	-1	26,976	1,061	4.09
Life Expectancy	+1 Year	26,000	84	0.32	-1 Year	25,832	(84)	-0.32
Assumption	% Change (+) in Assumption	Liability	Amount Change in Liability	% Change in Liability	% Change (-) in Assumption	Liability	Amount Change in Liability	% Change in Liability
Discount Rate	1	$19,346	$(2,469)	-11.32	-1	$24,710	$2,896	13.27
Salary Increase Rate	1	24,176	2,362	10.83	-1	19,782	(2,032)	-9.32
Turnover Rate	1	20,142	(1,672)	-7.67	-1	22,799	985	4.51
Life Expectancy	+1 Year	21,887	73	0.33	-1 Year	21,742	(72)	-0.33

Schedule of Defined Benefit Obligation	Maturity profile of the defined benefit obligation as of December 31, are as follow:
Year	Defined Benefit Obligation
2024	$362,284
2025	321,130
2026	276,878
2027	360,796
2028	248,829
2029	252,801
2030	356,732
2031	548,682
2032	253,819
2033	212,944
2034-2048	13,008,757
>2048	8,081,234
Maturity profile of the defined benefit obligation as of December 31, are as follow:
Year	Defined Benefit Obligation
2024	$-
2025	-
2026	-
2027	-
2028	-
2029	-
2030	-
2031	-
2032	-
2033	-
2034-2048	311,388
>2048	286,118